Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease payments not included in lease liability
Information related to lease payments and lease

liabilities
(in USD million) 2022 2021
Lease liabilities at 1 January 3,562 4,406
New leases, including remeasurements and cancellations 1,644 476
Gross lease payments (1,484) (1,350)
Lease interest 95 91
Lease repayments

(1,389) (1,389) (1,259) (1,259)
Foreign currency translation effects (149) (61)
Lease liabilities at 31 December 3,667 3,562
Current lease liabilities 1,258 1,113
Non-current lease liabilities 2,409 2,449
Lease expenses not included in lease liabilities
(in USD million) 2022 2021
Short-term lease expenses 286 160

Non-current lease liabilities maturity profile
Non-current lease liabilities maturity profile
At 31 December
(in USD million) 2022 2021
Year 2 and 3 1,360 1,164
Year 4 and 5 483 586
After 5 years 566 699
Total repayment of non-current lease liabilities 2,409 2,449

Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Information related to lease payments and lease liabilities
Information related to lease payments and lease

liabilities
(in USD million) 2022 2021
Lease liabilities at 1 January 3,562 4,406
New leases, including remeasurements and cancellations 1,644 476
Gross lease payments (1,484) (1,350)
Lease interest 95 91
Lease repayments

(1,389) (1,389) (1,259) (1,259)
Foreign currency translation effects (149) (61)
Lease liabilities at 31 December 3,667 3,562
Current lease liabilities 1,258 1,113
Non-current lease liabilities 2,409 2,449
Lease expenses not included in lease liabilities
(in USD million) 2022 2021
Short-term lease expenses 286 160